Taxation (Tables)	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Summary of income tax expense recognized in the consolidated statement of profit or loss
The major components of income tax expense recognized in the consolidated statement of profit or loss for the years ended December 31, 2023, 2022 and 2021 are as follows:

(in €‘000)	2023	2022	2021
Current income tax expense
Current income tax expense for the year	(927)	(1,058)	(200)
Adjustments in respect of current income tax of previous years	(34)	(64)	—
Total current tax expense	(961)	(1,122)	(200)
Deferred tax expense
Origination and reversal of temporary differences and tax losses	11,609	16,950	—
(De)recognition of deferred tax assets	(11,152)	(16,464)	(152)
Total deferred tax expense	457	486	(152)
Income tax expense	(504)	(636)	(352)

Summary of reconciliation of effective tax rate
The following table provides a reconciliation of the statutory income tax rate with the average effective income tax rate in the consolidated statement of profit or loss for the years ended December 31, 2023, 2022 and 2021:

	2023		2022		2021
	(in €‘000)	%	(in €‘000)	%	(in €‘000)	%
Effective tax reconciliation
Loss before income tax	(109,778)		(304,656)		(319,320)
Income tax at statutory tax rate of the Netherlands	28,323	(25.8)	78,601	(25.8)	79,830	(25.0)
Adjustments to arrive at the effective tax rate:
Impact of different tax rates of local jurisdictions	31	—	165	(0.1)	—	0.0
Non-taxable income	96	(0.1)	7,987	(2.6)	—	—
Non-deductible expenses	(8,387)	7.6	(68,372)	22.4	(74,033)	23.2
Temporary differences for which no deferred tax is recognized	(9,305)	8.5	(2,412)	0.8	(5,997)	1.9
Adjustments previous year	(34)	—	(64)	—	—	—
(De)recognition of (un)recognized deferred tax assets	(11,152)	10.2	(16,464)	5.4	(152)	—
Other	(76)	0.1	(77)	—	—	—
Effective tax (rate)	(504)	0.5	(636)	0.2	(352)	0.1

Summary of deferred tax assets and liabilities
Deferred tax assets and liabilities

(in €‘000)	2023	2022
Deferred tax assets	523	570
Deferred tax liabilities	(2,184)	—
Balance at January 1	(1,661)	570
Movements in deferred tax
Recognition of losses	257	(87)
Acquisitions / Divestments	—	(3,043)
Movements of temporary differences	662	899
Recognition of tax credits	—	—
Balance at December 31	(742)	(1,661)
Deferred tax assets	807	523
Deferred tax liabilities	(1,549)	(2,184)
Balance at December 31	(742)	(1,661)

Summary of movements of temporary differences
The following table provides the origination of deferred tax assets and liabilities during the years ended December 31, 2023 and 2022 and where those movements have been recorded: the consolidated statement of profit or loss (“profit or loss”) or directly in equity or other comprehensive income (OCI).

			Recognized in
(in €‘000)	Net balance January 1	Acquisitions / divestments	Profit or loss	Equity / OCI	Net balance December 31	DTA	DTL
Movements in 2022
Property, plant and equipment	281	—	245	—	526	981	(455)
Intangible assets	—	(2,242)	460	—	(1,782)	—	(1,782)
Right-of-use assets	(7,469)	(484)	(4,132)	—	(12,085)	—	(12,085)
Trade and other receivables	—	396	53	—	449	449	—
Inventories	—	—	—	—	—	—	—
Non-current lease liabilities	4,826	441	4,048	—	9,315	9,315	—
Current lease liabilities	1,706	43	85	—	1,834	1,834	—
Provisions	—	101	8	(2)	107	107	—
Trade and other payables	561	—	(193)	—	368	374	(6)
Investments in equity securities	—	(1,298)	—	328	(970)	—	(970)
Net operating losses	665	—	(88)	—	577	577	—
Interest carry forward	—	—	—	—	—	—	—
Total	570	(3,043)	486	326	(1,661)	13,637	(15,298)

Set-off of deferred tax balances pursuant to set-off provisions*						(13,114)	13,114
Net deferred tax balances at December 31, 2022						523	(2,184)

Movements in 2023
Property, plant and equipment	526	—	(741)	—	(215)	—	(215)
Intangible assets	(1,782)	—	(10)	—	(1,792)	—	(1,792)
Right-of-use assets	(12,085)	—	(8,802)	—	(20,887)	—	(20,887)
Trade and other receivables	449	—	164	—	613	628	(15)
Inventories	—	—	—	—	—	—	—
Non-current lease liabilities	9,315	—	8,468	—	17,783	20,114	(2,331)
Current lease liabilities	1,834	—	1,287	—	3,121	3,121	—
Provisions	107	—	15	1	123	123	—
Trade and other payables	368	—	(181)	—	187	187	—
Investments in equity securities	(970)	—	—	461	(509)	—	(509)
Net operating losses	577	—	257	—	834	834	—
Interest carry forward	—	—	—	—	—	—	—
Total	(1,661)	—	457	462	(742)	25,007	(25,749)

Set-off of deferred tax balances pursuant to set-off provisions*						(24,200)	24,200
Net deferred tax balances at December 31, 2023						807	(1,549)
* The presentation in the balance sheet takes into consideration the offsetting of deferred tax assets and deferred tax liabilities within the same tax jurisdiction if permitted. The overall deferred tax position in a particular tax jurisdiction determines if a deferred tax balance related to that jurisdiction is presented within deferred tax assets or deferred tax liabilities.

Summary of unrecognized deferred tax assets
Unrecognized deferred tax assets

(in €‘000)	December 31, 2023	December 31, 2022
Tax losses	234,538	197,171
Deductible temporary differences	30,121	17,679
Tax credits	—	—
Interest carry forward	60,249	36,612
Total	324,908	251,462
Potential tax benefit	84,793	65,832